Schedules of Investments ─ IQ MacKay Municipal Insured ETF

July 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds — 97.6%

Alabama — 1.7%
Alabaster Board of Education, Special Tax
Series A Insured: AGM
5.000%, due 9/1/25	$100,000	$106,099
Bibb County Board of Education, Special Tax
Series B Insured: BAM
4.000%, due 4/1/37	460,000	466,999
Black Belt Energy Gas District, Revenue Bonds
Series C-2
1.680% (Municipal Swap Index + 0.35%), due 10/1/52(a)	2,500,000	2,380,264
County of Dallas AL, General Obligation Bonds
Series B Insured: AGM
3.360%, due 5/1/26	305,000	269,127
Phenix City Board of Education, Special Tax
Insured: BAM
4.000%, due 8/1/37	1,500,000	1,539,725
University of West Alabama, Revenue Bonds
Insured: AGM
4.000%, due 1/1/41	350,000	356,878
Warrior River Water Authority, Revenue Bonds
Insured: BAM
4.000%, due 8/1/43	1,000,000	1,012,917
		6,132,009
Arizona — 0.7%
Arizona Industrial Development Authority, Revenue Bonds
Series A Insured: BAM
4.000%, due 6/1/34	250,000	261,062
4.000%, due 6/1/39	455,000	466,581
5.000%, due 6/1/33	350,000	392,410
Northern Arizona University, Revenue Bonds
Series B Insured: BAM
5.000%, due 6/1/39	1,355,000	1,508,204
		2,628,257
Arkansas — 0.9%
Benton Washington Regional Public Water Authority, Revenue Bonds
Insured: BAM
4.000%, due 10/1/52	2,490,000	2,538,461
City of West Memphis AR Public Utility System Revenue, Revenue Bonds
Insured: BAM
4.000%, due 12/1/22	600,000	601,779
4.000%, due 12/1/23	100,000	102,964
4.000%, due 12/1/24	125,000	130,921
		3,374,125
California — 13.3%
Abag Finance Authority for Nonprofit Corps, Special Tax
Series A Insured: AGM
5.000%, due 9/2/34	175,000	194,842
Alameda Unified School District-Alameda County, General Obligation Bonds
Series A Insured: AGM
1.860%, due 8/1/24(b)	3,500,000	3,372,900
Antioch Unified School District, General Obligation Bonds
Insured: AGM
5.000%, due 8/1/22	150,000	150,000
Baldwin Park Unified School District, General Obligation Bonds
Insured: NATL
1.770%, due 8/1/23(b)	300,000	294,736
Calexico Unified School District, General Obligation Bonds
Insured: BAM
4.000%, due 8/1/41	1,745,000	1,787,351
California Health Facilities Financing Authority, Revenue Bonds
5.000%, due 11/15/49	1,850,000	1,908,924
California Municipal Finance Authority, Revenue Bonds
Insured: BAM
4.000%, due 5/15/33	850,000	865,140
4.000%, due 5/15/34	950,000	962,697
5.000%, due 5/15/43	250,000	264,498
City of El Cerrito CA, Revenue Bonds
Insured: NATL
5.000%, due 5/1/28	355,000	392,413
5.000%, due 5/1/36	325,000	353,082
City of Lincoln CA, Special Tax
Insured: AGM
5.000%, due 9/1/34	525,000	590,918
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series C Insured: AGM
5.000%, due 6/1/42	1,000,000	1,094,152
5.250%, due 6/1/47	2,000,000	2,205,926
City of San Mateo CA, Special Tax
Insured: BAM
5.250%, due 9/1/37	4,460,000	5,106,242
City of Susanville CA Natural Gas Revenue, Revenue Bonds
Insured: AGM
4.000%, due 6/1/45	1,325,000	1,340,650
City of Vallejo CA Water Revenue, Revenue Bonds
Series A Insured: BAM
4.000%, due 5/1/46	1,170,000	1,183,491
Coachella Valley Unified School District, General Obligation Bonds
Series D Insured: AGM
5.000%, due 8/1/37	450,000	450,000
Compton Community Redevelopment Agency Successor Agency, Tax Allocation
Series A Insured: AGM
5.000%, due 8/1/26	1,000,000	1,102,592
Compton Unified School District, Certificates of Participation
Series A Insured: BAM
4.000%, due 6/1/33	250,000	264,781
El Centro Redevelopment Agency Successor Agency, Tax Allocation
Series A Insured: BAM
5.000%, due 11/1/26	285,000	319,501
Grossmont Union High School District, General Obligation Bonds
Series F Insured: AGM
3.140%, due 8/1/34(b)	2,445,000	1,422,522

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
Hayward Unified School District, General Obligation Bonds
Insured: BAM
4.000%, due 8/1/43	$1,000,000	$1,014,229
Hercules Redevelopment Agency Successor Agency, Tax Allocation
Series A Insured: AGM
5.000%, due 8/1/42	3,000,000	3,392,965
Indio Finance Authority, Revenue Bonds
Series A Insured: BAM
5.250%, due 11/1/42	1,500,000	1,736,767
Kelseyville Unified School District, General Obligation Bonds
Series C Insured: AGM
2.630%, due 8/1/31(b)	155,000	117,452
Lancaster Financing Authority, Revenue Bonds
Insured: BAM
4.000%, due 6/1/44	995,000	1,011,612
Lynwood Unified School District, Certificates of Participation
Insured: AGM
5.000%, due 10/1/23	285,000	295,739
Lynwood Unified School District, General Obligation Bonds
Series B Insured: BAM
4.000%, due 8/1/45	815,000	822,784
Merced Irrigation District, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/24	250,000	267,596
Napa Valley Unified School District, General Obligation Bonds
Series C Insured: AGM
4.000%, due 8/1/44	500,000	507,090
Ontario Montclair School District, General Obligation Bonds
Series B Insured: NATL
2.920%, due 8/1/29(b)	390,000	318,376
Palmdale Elementary School District, Special Tax
Insured: AGM
3.700%, due 8/1/36(b)	1,250,000	748,364
Poway Unified School District, Special Tax
Insured: BAM
4.125%, due 9/1/47	1,250,000	1,275,965
Riverbank Unified School District, General Obligation Bonds
Series B Insured: AGC
4.280%, due 8/1/48(b)	50,000	16,619
Roseville Joint Union High School District, Certificates of Participation
Insured: BAM
2.125%, due 6/1/35	160,000	135,640
Sacramento City Unified School District, General Obligation Bonds
Insured: AGM
2.000%, due 7/1/24(b)	310,000	298,413
Series A Insured: BAM
5.000%, due 8/1/41	1,865,000	2,127,873
Series C-1 Insured: AGM
5.000%, due 8/1/25	200,000	217,697
Salinas Union High School District, General Obligation Bonds
Series A Insured: NATL
1.900%, due 10/1/23(b)	225,000	220,091
Salinas Valley Solid Waste Authority, Revenue Bonds
Series A Insured: AGM
5.500%, due 8/1/26	520,000	558,208
San Mateo Union High School District, General Obligation Bonds
Series C Insured: NATL
2.440%, due 9/1/28(b)	200,000	172,589
San Ysidro School District, General Obligation Bonds
Insured: AGM
5.000%, due 8/1/25	40,000	43,491
Sonoma County Community Redevelopment Agency Successor Agency, Tax Allocation
Insured: BAM
4.000%, due 8/1/31	105,000	109,865
Sweetwater Union High School District, General Obligation Bonds
4.000%, due 8/1/42	1,015,000	1,022,004
Vista Unified School District, General Obligation Bonds
Series B Insured: BAM
5.250%, due 8/1/41	3,000,000	3,482,467
West Contra Costa Unified School District, General Obligation Bonds
Series F Insured: AGM
4.000%, due 8/1/49	1,720,000	1,748,946
Woodland Joint Unified School District, Revenue Bonds
Insured: BAM
4.000%, due 8/1/33	300,000	326,019
		47,616,219
Colorado — 4.2%
BNC Metropolitan District No 1, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/37	395,000	440,856
Castle Oaks Metropolitan District No 3, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/45	4,625,000	4,647,231
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
Insured: BAM
4.000%, due 12/1/31	1,015,000	1,108,537
Gold Hill Mesa Metropolitan District No 2, General Obligation Bonds
Series A Insured: BAM
5.500%, due 12/1/47	600,000	660,538
Grand Junction Regional Airport Authority, Revenue Bonds
Series A Insured: NATL
5.000%, due 12/1/26	500,000	555,212
Grand River Hospital District, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/37	425,000	470,471
Heritage Ridge Metropolitan District, General Obligation Bonds
Series A Insured: AGM
4.000%, due 12/1/42	350,000	358,927
Lewis Pointe Metropolitan District, General Obligation Bonds
Insured: BAM
4.000%, due 12/1/47	1,000,000	1,024,256

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Colorado (continued)
Northern Colorado Water Conservancy District, Certificates of Participation
5.000%, due 7/1/42	$625,000	$706,952
Park 70 Metropolitan District, General Obligation Bonds
5.000%, due 12/1/46	450,000	464,617
Park Creek Metropolitan District, Revenue Bonds
Series A Insured: AGM
4.000%, due 12/1/46	3,255,000	3,285,595
Rio Blanco County School District No Re-1 Meeker, General Obligation Bonds
Insured: BAM
5.500%, due 12/1/35	450,000	528,632
Series B Insured: BAM
5.250%, due 12/1/33	150,000	174,357
5.250%, due 12/1/35	115,000	133,057
South Sloan's Lake Metropolitan District No 2, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/33	250,000	268,661
Vauxmont Metropolitan District, General Obligation Bonds
Insured: AGM
5.000%, due 12/15/31	135,000	147,359
5.000%, due 12/15/32	155,000	168,935
		15,144,193
Connecticut — 3.5%
City of Bridgeport CT, General Obligation Bonds
Series A Insured: BAM
5.000%, due 11/1/35	925,000	1,024,326
City of Hartford CT, General Obligation Bonds
Series A Insured: AGM
4.000%, due 7/1/34	25,000	25,724
5.000%, due 4/1/23	220,000	220,583
5.000%, due 7/1/24	20,000	21,175
5.000%, due 7/1/27	60,000	64,779
Series B Insured: AGM
5.000%, due 10/1/23	15,000	15,602
Series C Insured: AGM
5.000%, due 7/15/32	20,000	21,345
City of New Britain CT, General Obligation Bonds
Series A Insured: AGM
3.000%, due 9/1/44	2,215,000	1,901,678
Series B Insured: AGM
5.250%, due 9/1/29	250,000	288,579
5.250%, due 9/1/30	100,000	114,905
Series B Insured: BAM
4.000%, due 3/1/47	3,000,000	3,021,361
City of New Haven CT, General Obligation Bonds
Series A Insured: AGM
5.000%, due 8/1/39	4,150,000	4,663,111
City of West Haven CT, General Obligation Bonds
Insured: BAM
4.000%, due 3/15/35	925,000	978,723
		12,361,891
Delaware — 0.1%
Delaware State Economic Development Authority, Revenue Bonds
Insured: AGM
5.000% , due 10/1/26	280,000	309,880

District of Columbia — 0.8%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
Insured: AGC
3.820%, due 10/1/36(b)	1,635,000	955,910
Insured: AGM
4.000%, due 10/1/53	2,000,000	1,986,599
		2,942,509
Florida — 1.7%
City of Miami Beach FL Parking Revenue, Revenue Bonds
Insured: BAM
5.000%, due 9/1/26	805,000	877,249
City of Miami FL Parking System Revenue, Revenue Bonds
Insured: BAM
4.000%, due 10/1/38	1,000,000	1,033,037
County of Lee FL Transportation Facilities Revenue, Revenue Bonds
Insured: AGM
5.000%, due 10/1/25	150,000	160,260
Fort Pierce Utilities Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/40	500,000	574,676
5.000%, due 10/1/41	500,000	573,142
5.000%, due 10/1/42	400,000	457,167
Herons Glen Recreation District, Special Assessment
Insured: BAM
2.500%, due 5/1/25	175,000	175,888
North Sumter County Utility Dependent District, Revenue Bonds
Insured: BAM
5.000%, due 10/1/49	1,350,000	1,503,591
St Lucie County School Board, Revenue Bonds
Insured: AGM
5.000%, due 10/1/23	615,000	637,521
		5,992,531
Georgia — 1.1%
Main Street Natural Gas, Inc., Revenue Bonds
Series A
4.000%, due 5/15/39	375,000	372,442
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds
Series A Insured: NATL
5.250%, due 7/1/24	205,000	219,004
Municipal Electric Authority of Georgia, Revenue Bonds
Series A Insured: AGM
4.000%, due 1/1/38	300,000	306,920
4.000%, due 1/1/39	345,000	350,617
4.000%, due 1/1/40	315,000	319,207
4.000%, due 1/1/46	2,230,000	2,216,200
		3,784,390
Hawaii — 0.6%
State of Hawaii Airports System Revenue, Revenue Bonds
Series A
5.000% , due 7/1/48	2,000,000	2,145,011

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Idaho — 0.5%
Idaho Housing & Finance Association, Revenue Bonds
Insured: SCH BD GTY
5.000%, due 5/1/52	$1,000,000	$1,016,098
5.250%, due 5/1/42	800,000	850,092
		1,866,190
Illinois — 14.7%
Chicago Board of Education, General Obligation Bonds
Series A Insured: AGC-ICC FGIC
5.500%, due 12/1/26	1,575,000	1,720,458
Series A Insured: AGM
5.000%, due 12/1/27	500,000	554,110
5.000%, due 12/1/31	500,000	544,930
Series A Insured: NATL
2.900%, due 12/1/25(b)	1,295,000	1,176,303
2.960%, due 12/1/26(b)	90,000	79,229
Series B-1 Insured: NATL
2.710%, due 12/1/23(b)	500,000	482,310
2.900%, due 12/1/25(b)	575,000	522,297
Chicago O'Hare International Airport, Revenue Bonds
Series F Insured: BAM
4.250%, due 1/1/47	365,000	369,772
Chicago Park District, General Obligation Bonds
Series E Insured: BAM
4.000%, due 11/15/32	1,000,000	1,031,044
Series F-2
5.000%, due 1/1/40	1,065,000	1,162,590
City of Chicago IL, General Obligation Bonds
Series A
4.000%, due 1/1/35	775,000	776,325
4.000%, due 1/1/36	2,500,000	2,498,650
City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds
Series A Insured: NATL
2.290%, due 1/1/24(b)	535,000	518,005
2.710%, due 1/1/27(b)	1,300,000	1,154,398
City of Decatur IL, General Obligation Bonds
Insured: BAM
4.000%, due 3/1/40	2,805,000	2,860,555
4.000%, due 3/1/42	3,000,000	3,046,297
City of Kankakee IL, General Obligation Bonds
Series A Insured: BAM
4.000%, due 1/1/34	450,000	480,325
4.000%, due 1/1/35	715,000	758,466
City of Sterling IL, General Obligation Bonds
Series B Insured: BAM
4.000%, due 11/1/40	635,000	649,661
City of Waukegan IL, General Obligation Bonds
Series A Insured: BAM
4.000%, due 12/30/36	1,065,000	1,130,503
4.000%, due 12/30/37	1,080,000	1,136,446
City of Waukegan IL Water & Sewer System Revenue, Revenue Bonds
Insured: AGM
4.000%, due 12/30/22	125,000	126,160
4.000%, due 12/30/40	485,000	501,707
Community Unit School District Number 427 DeKalb and Kane Counties Illinois, General Obligation Bonds
Series B Insured: BAM
4.000%, due 2/1/36	400,000	422,482
4.000%, due 2/1/37	535,000	558,641
Cook County School District No 94, General Obligation Bonds
Insured: BAM
4.000%, due 12/1/40	460,000	477,678
County of Cook IL Sales Tax Revenue, Revenue Bonds
Series A Insured: BAM
4.000%, due 11/15/40	780,000	794,083
County of Union IL, General Obligation Bonds
Insured: AGM
4.000%, due 9/1/26	360,000	387,558
Crawford Hospital District, General Obligation Bonds
Insured: AGM
4.000%, due 1/1/34	675,000	722,343
Darien-Woodridge Fire Protection District, General Obligation Bonds
Insured: BAM
3.000%, due 12/30/26	100,000	103,851
Illinois Finance Authority, Revenue Bonds
Series B
1.580%, due 8/15/49(a)(c)	1,200,000	1,200,000
Kane County School District No 129 West Aurora, General Obligation Bonds
Series C Insured: BAM
5.000%, due 2/1/25	1,000,000	1,074,530
La Salle & Bureau Counties Township High School District No 120 LaSalle-Peru, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/37	1,000,000	1,037,476
Macon County School District No 61 Decatur, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/32	25,000	26,731
5.000%, due 12/1/40	1,000,000	1,120,541
Madison County Community Unit School District No 7 Edwardsville, General Obligation Bonds
Insured: BAM
5.000%, due 12/1/30	275,000	300,913
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds
Series A Insured: AGM
5.000%, due 11/1/32	225,000	250,103
Metropolitan Pier & Exposition Authority, Revenue Bonds
Insured: AGM
4.430%, due 6/15/45(b)	720,000	264,215
4.470%, due 6/15/47(b)	225,000	74,870
Series A Insured: AGM
4.000%, due 6/15/50	1,720,000	1,681,003
Northern Illinois University, Revenue Bonds
Insured: BAM
4.000%, due 10/1/32	500,000	523,729
4.000%, due 10/1/37	550,000	554,434
4.000%, due 10/1/38	1,650,000	1,659,330
4.000%, due 10/1/39	425,000	426,651
4.000%, due 10/1/40	400,000	400,819

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
4.000%, due 10/1/41	$400,000	$399,761
Sales Tax Securitization Corp., Revenue Bonds
Series A Insured: BAM
5.000%, due 1/1/37	2,030,000	2,311,207
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, General Obligation Bonds
Series B Insured: BAM
5.000%, due 12/1/36	1,100,000	1,258,368
State of Illinois, General Obligation Bonds
5.750%, due 5/1/45	1,000,000	1,121,896
Insured: BAM
4.000%, due 6/1/41	3,765,000	3,713,671
Insured: NATL
6.000%, due 11/1/26	500,000	545,710
State of Illinois, Revenue Bonds
Insured: NATL
6.000%, due 6/15/23	180,000	185,800
6.000%, due 6/15/24	350,000	372,824
Series A Insured: BAM
4.000%, due 6/15/35	750,000	774,428
State of Illinois Sales Tax Revenue, Revenue Bonds
Series A
4.000%, due 6/15/28	535,000	561,069
Town of Cicero IL, General Obligation Bonds
Insured: BAM
5.000%, due 1/1/30	475,000	521,205
Village of Bourbonnais IL, General Obligation Bonds
Insured: BAM
5.250%, due 12/1/46	1,000,000	1,133,044
Village of Rosemont IL, General Obligation Bonds
Insured: BAM
4.000%, due 12/1/49	250,000	255,113
Will County Community Unit School District No 201-U Crete-Monee, General Obligation Bonds
Series B Insured: AGM
4.000%, due 1/1/35	480,000	503,901
Woodford Lasalle Livingston Etc Counties Community Unit Sch Dist No 6 Fieldcrest, General Obligation Bonds
Series A Insured: BAM
4.000%, due 12/1/34	500,000	531,172
4.000%, due 12/1/36	500,000	528,375
4.000%, due 12/1/37	515,000	539,066
		52,599,132
Indiana — 1.7%
Evansville Waterworks District, Revenue Bonds
Series A Insured: BAM
4.250%, due 1/1/49	1,000,000	1,021,348
5.000%, due 7/1/47	2,000,000	2,234,736
Greater Clark Building Corp., Revenue Bonds
Insured: ST INTERCEPT
6.000%, due 7/15/34	1,000,000	1,267,499
Indiana Bond Bank, Revenue Bonds
Series A Insured: AGM
5.000%, due 9/1/22	280,000	280,721
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds
Series E Insured: AMBAC
1.990%, due 2/1/24(b)	450,000	436,809
2.170%, due 2/1/25(b)	410,000	388,404
Muncie Sanitary District, Revenue Bonds
Series A Insured: AGM
3.000%, due 1/1/23	520,000	523,111
		6,152,628
Iowa — 4.9%
Burlington Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: BAM
4.000%, due 6/1/41	1,940,000	1,966,083
Camanche Community School District, General Obligation Bonds
Insured: AGM
5.000%, due 6/1/28	620,000	713,529
Cedar Falls Community School District, General Obligation Bonds
Insured: AGM
4.000%, due 6/1/26	2,640,000	2,830,792
City of Orange City IA Water Revenue, Revenue Bonds
Series B Insured: AGM
4.000%, due 6/1/37	650,000	668,805
4.000%, due 6/1/39	700,000	715,533
4.250%, due 6/1/42	1,165,000	1,204,410
Clinton Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: AGM
4.000%, due 7/1/41	2,100,000	2,129,775
Collins-Maxwell Community School District Sales Services & Use Tax Revenue, Revenue Bonds
Insured: BAM
4.000%, due 6/1/24	175,000	181,932
4.000%, due 6/1/25	185,000	195,895
Jesup Community School District, General Obligation Bonds
Insured: AGM
3.000%, due 6/1/31	580,000	585,068
3.250%, due 6/1/32	600,000	611,504
3.375%, due 6/1/33	620,000	635,311
4.000%, due 6/1/40	805,000	820,698
4.000%, due 6/1/41	835,000	848,682
4.000%, due 6/1/42	870,000	882,993
Red Oak Community School District, General Obligation Bonds
Insured: BAM
5.000%, due 6/1/25	145,000	157,519
West Delaware County Community School District Sales & Services Tax Revenue, Revenue Bonds
Insured: BAM
4.000%, due 6/1/29	450,000	489,393
4.000%, due 6/1/30	350,000	377,986
4.125%, due 6/1/41	325,000	332,954
5.000%, due 6/1/26	170,000	188,522
5.000%, due 6/1/27	350,000	396,388
5.000%, due 6/1/28	470,000	540,346
		17,474,118

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Kansas — 0.1%
Crawford County Unified School District No 250 Pittsburg, General Obligation Bonds
Series A Insured: BAM
4.000% , due 9/1/43	$500,000	$512,696

Kentucky — 1.2%
City of Somerset KY, General Obligation Bonds
Insured: AGM
4.000%, due 6/1/23	310,000	316,086
4.000%, due 6/1/24	650,000	676,945
Kentucky Economic Development Finance Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 6/1/37	500,000	507,025
Kentucky State University, Certificates of Participation
Insured: BAM
4.000%, due 11/1/51	450,000	460,883
Louisville & Jefferson County Metropolitan Government, Revenue Bonds
Series A Insured: AGM
5.000%, due 5/15/47	1,015,000	1,090,188
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: BAM
4.000%, due 6/1/36	100,000	103,591
Woodford County School District Finance Corp., Revenue Bonds
Series A Insured: BAM
6.000%, due 8/1/28	1,040,000	1,252,291
		4,407,009
Louisiana — 2.7%
Calcasieu Parish School District No 23, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/28	410,000	469,497
City of New Orleans LA Sewerage Service Revenue, Revenue Bonds
Series B Insured: AGM
4.000%, due 6/1/38	350,000	361,341
4.000%, due 6/1/39	850,000	871,902
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds
Series C Insured: BAM
5.000%, due 12/1/31	500,000	568,703
5.000%, due 12/1/32	125,000	141,655
Greater Ouachita Water Co., Revenue Bonds
Insured: BAM
4.000%, due 9/1/36	775,000	829,627
Louisiana Energy & Power Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 6/1/23	445,000	457,391
Louisiana Local Government Environmental Facilities & Community Development Auth, Revenue Bonds
Insured: AGM
4.000%, due 10/1/38	1,000,000	1,029,338
4.000%, due 10/1/39	600,000	617,421
4.000%, due 10/1/40	1,170,000	1,206,155
4.000%, due 10/1/41	225,000	231,513
4.000%, due 10/1/43	1,060,000	1,083,057
New Orleans Aviation Board, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/37	1,000,000	1,105,292
Port New Orleans Board of Commissioners, Revenue Bonds
Series B Insured: AGM
5.000%, due 4/1/36	610,000	664,516
		9,637,408
Maine — 0.1%
Finance Authority of Maine, Revenue Bonds
Series A-1 Insured: AGC
5.000% , due 12/1/26	150,000	164,229

Massachusetts — 0.2%
Commonwealth of Massachusetts, General Obligation Bonds
Series A Insured: NATL
2.434% (3-Month LIBOR + 0.57%), due 5/1/37(a)	85,000	80,461
Commonwealth of Massachusetts, Revenue Bonds
Insured: NATL
5.500%, due 1/1/25	600,000	649,054
		729,515
Michigan — 1.3%
Benzie County Central Schools, General Obligation Bonds
Series I Insured: AGM
4.000%, due 5/1/45	1,150,000	1,181,575
Eastern Michigan University, Revenue Bonds
Series A Insured: BAM
5.000%, due 3/1/26	325,000	356,716
Grandville Public Schools, General Obligation Bonds
Series I Insured: AGM
4.000%, due 5/1/40	200,000	205,853
Leland Public School District, General Obligation Bonds
Insured: AGM
4.000%, due 5/1/37	590,000	619,160
Livonia Public Schools, General Obligation Bonds
Series I Insured: BAM
5.000%, due 5/1/29	375,000	435,422
Wayne County Airport Authority, Revenue Bonds
Series B
5.000%, due 12/1/46	1,790,000	1,936,715
		4,735,441
Mississippi — 0.2%
City of Jackson MS, General Obligation Bonds
Series A Insured: BAM
4.000%, due 5/1/25	150,000	158,731
Mississippi Development Bank, Revenue Bonds
Insured: BAM
5.250%, due 10/1/38	460,000	520,546
		679,277

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Missouri — 1.1%
City of St Louis MO Airport Revenue, Revenue Bonds
Insured: NATL
5.500%, due 7/1/28	$400,000	$468,242
Kansas City Industrial Development Authority, Revenue Bonds
Series B
5.000%, due 3/1/46	2,000,000	2,116,909
Wright City R-II School District, General Obligation Bonds
Insured: AGM
6.000%, due 3/1/42	1,000,000	1,249,355
		3,834,506
Montana — 0.1%
City of Bozeman MT, Tax Allocation
Insured: AGM
3.000%, due 7/1/24	100,000	101,571
4.000%, due 7/1/26	75,000	79,908
4.000%, due 7/1/27	100,000	107,884
		289,363
Nebraska — 2.6%
Ashland-Greenwood Public Schools, General Obligation Bonds
Insured: AGM
4.000%, due 12/15/34	490,000	535,658
4.000%, due 12/15/40	2,000,000	2,090,346
4.000%, due 12/15/41	1,075,000	1,113,275
4.000%, due 12/15/42	1,000,000	1,027,134
Fremont School District, General Obligation Bonds
Insured: AGM
4.000%, due 12/15/47	2,000,000	2,038,184
Hershey Public Schools, General Obligation Bonds
Insured: AGM
4.000%, due 12/15/37	340,000	353,345
4.000%, due 12/15/38	530,000	547,749
4.000%, due 12/15/41	500,000	508,626
4.000%, due 12/15/42	620,000	628,109
4.000%, due 12/15/43	500,000	506,281
		9,348,707
Nevada — 2.8%
City of North Las Vegas NV, General Obligation Bonds
Insured: AGM
4.000%, due 6/1/36	1,055,000	1,098,755
City of Reno NV, General Obligation Bonds
Insured: AGM
4.000%, due 6/1/47	5,250,000	5,221,238
City of Reno NV, Revenue Bonds
Series A-1 Insured: AGM
5.000%, due 6/1/28	730,000	824,602
5.000%, due 6/1/32	265,000	294,580
Clark County School District, General Obligation Bonds
Series A Insured: AGM
5.000%, due 6/15/27	2,000,000	2,277,842
Series B Insured: BAM
5.000%, due 6/15/28	250,000	288,599
		10,005,616
New Jersey — 5.0%
Atlantic City Board of Education, General Obligation Bonds
Insured: AGM
4.000%, due 4/1/33	325,000	349,981
4.000%, due 4/1/35	105,000	111,016
Borough of Paulsboro NJ, General Obligation Bonds
Insured: BAM
1.000%, due 8/15/24	160,000	156,111
Casino Reinvestment Development Authority, Inc., Revenue Bonds
Insured: AGM
5.000%, due 11/1/27	500,000	530,665
City of Bayonne NJ, General Obligation Bonds
Insured: AGM
4.000%, due 7/15/24	100,000	104,290
City of East Orange NJ, General Obligation Bonds
Insured: AGM
4.000%, due 9/15/23	665,000	682,261
4.000%, due 10/15/39	1,040,000	1,065,082
City of Newark NJ, General Obligation Bonds
Series C Insured: AGM
5.000%, due 10/1/28	145,000	166,688
5.000%, due 10/1/29	190,000	220,897
City of Union City NJ, General Obligation Bonds
Insured: AGM
0.050%, due 8/1/24	1,350,000	1,277,423
Clifton Board Of Education, General Obligation Bonds
Insured: AGM
2.125%, due 8/15/44	2,765,000	1,964,856
Essex County Improvement Authority, Revenue Bonds
Insured: AMBAC
5.250%, due 12/15/22	500,000	506,829
Middlesex County Improvement Authority, Revenue Bonds
Series B Insured: AMBAC
2.410%, due 9/1/25(b)	135,000	125,389
New Jersey Economic Development Authority, Revenue Bonds
Series A Insured: BAM
4.000%, due 7/1/34	150,000	154,432
5.000%, due 7/1/23	1,500,000	1,542,987
New Jersey Educational Facilities Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 7/1/47	835,000	846,555
Series F Insured: BAM
5.000%, due 7/1/25	300,000	326,858
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series A
3.500%, due 7/1/25(a)(c)	2,000,000	2,034,103
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Insured: BHAC-CR MBIA
2.470%, due 12/15/27(b)	2,550,000	2,234,402
Series C Insured: AMBAC
2.480%, due 12/15/25(b)	1,100,000	1,012,341
2.580%, due 12/15/26(b)	2,130,000	1,903,697

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

New Jersey (continued)
Passaic Valley Sewerage Commission, Revenue Bonds
Series I Insured: AGM
5.000%, due 12/1/25	$50,000	$55,051
Salem County Improvement Authority, Revenue Bonds
Insured: AGM
4.000%, due 8/15/48	560,000	557,317
Washington Borough Board of Education/Warren County, General Obligation Bonds
Insured: AGM
4.000%, due 7/15/25	125,000	132,935
		18,062,166
New York — 8.6%
City of Long Beach NY, General Obligation Bonds
Series B Insured: BAM
5.250%, due 7/15/35	400,000	447,163
5.250%, due 7/15/36	300,000	334,018
5.250%, due 7/15/37	325,000	360,396
5.250%, due 7/15/42	1,800,000	1,971,141
City of New York NY, General Obligation Bonds
Series B-1 Insured: BAM
5.000%, due 10/1/43	980,000	1,082,969
City of Yonkers NY, General Obligation Bonds
Series A
4.000%, due 2/15/23	265,000	268,299
4.000%, due 2/15/24	250,000	258,092
Series B
4.000%, due 2/15/23	280,000	283,486
4.000%, due 2/15/24	290,000	299,611
Series B Insured: AGM
5.000%, due 2/15/26	640,000	706,138
County of Chautauqua NY, General Obligation Bonds
Series A Insured: BAM
2.000%, due 12/15/22	130,000	130,260
County of Nassau NY, General Obligation Bonds
Series A Insured: AGM
4.125%, due 4/1/47	3,525,000	3,593,173
County of Suffolk NY, General Obligation Bonds
Series B Insured: AGM
5.000%, due 10/15/28	500,000	574,021
Series C Insured: BAM
4.000%, due 2/1/28	480,000	524,071
Metropolitan Transportation Authority, Revenue Bonds
Series A-1
4.000%, due 11/15/46	600,000	578,743
5.000%, due 11/15/29	500,000	534,473
Series B Insured: AMBAC
5.250%, due 11/15/24	1,145,000	1,219,964
Series C Insured: AGM
4.000%, due 11/15/46	150,000	147,677
Series C Insured: BAM
5.000%, due 11/15/44	330,000	358,840
Series E
4.000%, due 11/15/45	450,000	436,038
New York City Industrial Development Agency, Revenue Bonds
Insured: NATL
9.920%, due 3/1/24(a)(c)	1,500,000	1,533,283
Series A Insured: AGM
3.000%, due 3/1/49	1,265,000	1,002,176
New York City Municipal Water Finance Authority, Revenue Bonds
Series AA4
1.800%, due 6/15/49(a)(c)	600,000	600,000
New York Convention Center Development Corp., Revenue Bonds
Series B Insured: BAM
4.110%, due 11/15/38(b)	375,000	193,265
New York Liberty Development Corp., Revenue Bonds
Series 1WTC Insured: BAM
3.000%, due 2/15/42	3,000,000	2,611,045
New York State Dormitory Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 10/1/36	500,000	517,096
Series B Insured: BAM
4.000%, due 8/15/37	450,000	460,500
Niagara Falls City School District, Certificates of Participation
Insured: AGM
4.000%, due 6/15/26	200,000	207,319
Niagara Falls City School District, General Obligation Bonds
Insured: BAM
5.000%, due 6/15/28	590,000	682,149
Oneida County Local Development Corp., Revenue Bonds
Series A Insured: AGM
3.000%, due 12/1/44	405,000	344,009
4.000%, due 12/1/38	1,570,000	1,617,484
4.000%, due 12/1/39	1,370,000	1,401,469
4.000%, due 12/1/40	1,425,000	1,453,759
4.000%, due 12/1/41	1,480,000	1,500,199
Port Authority of New York & New Jersey, Revenue Bonds
Series 231
5.500%, due 8/1/52	765,000	866,338
Town of Oyster Bay NY, General Obligation Bonds
Insured: AGM
4.000%, due 3/1/28	835,000	913,592
Insured: BAM
4.000%, due 2/15/26	65,000	69,554
4.000%, due 11/1/26	650,000	703,320
4.000%, due 2/15/27	55,000	59,534
		30,844,664
North Carolina — 1.2%
Greater Asheville Regional Airport Authority, Revenue Bonds
Series A Insured: AGM
5.250%, due 7/1/41	3,250,000	3,634,961
North Carolina Turnpike Authority, Revenue Bonds
Insured: AGM
5.000%, due 1/1/32	525,000	599,507
		4,234,468
North Dakota — 0.7%
City of Grand Forks ND, Revenue Bonds
Insured: AGM
3.000%, due 12/1/39	2,000,000	1,779,546

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

North Dakota (continued)
State Board of Higher Education of the State of North Dakota, Revenue Bonds
Series A Insured: AGM
4.000%, due 4/1/44	$670,000	$681,161
		2,460,707
Ohio — 0.8%
Cleveland Department of Public Utilities Division of Public Power, Revenue Bonds
Series A Insured: AGM
4.000%, due 11/15/37	375,000	390,466
Conotton Valley Union Local School District, Certificates of Participation
Insured: AGM
4.000%, due 12/1/33	315,000	328,183
County of Cuyahoga OH, Revenue Bonds
5.000%, due 2/15/28	500,000	538,113
Crestview Local School District/Columbiana County, Certificates of Participation
Insured: AGM
4.000%, due 12/1/48	410,000	417,918
Euclid City School District, Certificates of Participation
Insured: BAM
4.000%, due 12/1/39	400,000	409,765
Youngstown State University, Revenue Bonds
Insured: AGM
4.000%, due 12/15/29	775,000	860,257
		2,944,702
Oregon — 0.1%
City of Seaside OR Transient Lodging Tax Revenue, Revenue Bonds
Insured: AGM
5.000% , due 12/15/37	400,000	448,257

Pennsylvania — 3.7%
Aliquippa Municipal Water Authority Water & Sewer Revenue, Revenue Bonds
Insured: BAM
4.000%, due 11/15/55	2,200,000	2,236,406
Allegheny Valley Joint Sewage Authority, Revenue Bonds
Insured: BAM
4.000%, due 8/1/47	1,075,000	1,097,138
Ambridge Area School District, General Obligation Bonds
Insured: AGM
4.000%, due 11/1/22	660,000	663,666
Catasauqua Area School District, General Obligation Bonds
Insured: BAM
4.000%, due 2/15/27	70,000	75,770
4.000%, due 2/15/29	695,000	765,124
City of Philadelphia PA Airport Revenue, Revenue Bonds
Insured: AGM
4.000%, due 7/1/39	1,335,000	1,339,336
4.000%, due 7/1/46	1,100,000	1,091,438
Erie Sewer Authority, Revenue Bonds
Series B Insured: AGM
5.000%, due 12/1/35	460,000	528,443
Greater Johnstown School District, General Obligation Bonds
Series C Insured: NATL
2.940%, due 8/1/28(b)	200,000	167,871
Indiana County Industrial Development Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/31	870,000	985,205
5.000%, due 5/1/33	575,000	643,258
Lancaster Higher Education Authority, Revenue Bonds
Insured: BAM
5.000%, due 10/1/23	300,000	311,623
Lancaster School District, General Obligation Bonds
Insured: AGM
4.000%, due 6/1/36	35,000	36,592
New Brighton Area School District, General Obligation Bonds
Insured: AGM
4.250%, due 8/15/47	510,000	522,685
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGC
2.126% (3-Month LIBOR + 0.60%), due 7/1/27(a)	135,000	132,590
Pennsylvania Turnpike Commission, Revenue Bonds
Series A Insured: BAM
5.000%, due 12/1/44	330,000	364,925
Series C Insured: AGM
6.250%, due 6/1/33	450,000	513,866
School District of Philadelphia (The), General Obligation Bonds
Insured: BAM
5.000%, due 9/1/27	735,000	819,968
Insured: BHAC-CR FGIC
5.000%, due 6/1/34	210,000	255,270
Series F Insured: BAM
5.000%, due 9/1/27	5,000	5,616
South Wayne County Water and Sewer Authority, Revenue Bonds
Insured: BAM
4.000%, due 2/15/29	40,000	43,924
Westmoreland County Municipal Authority, Revenue Bonds
Series A Insured: FGIC
1.860%, due 8/15/23(b)	815,000	799,409
		13,400,123
Puerto Rico — 0.1%
Puerto Rico Electric Power Authority, Revenue Bonds
Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,059
Series UU Insured: AGM
2.046% (3-Month LIBOR + 0.52%), due 7/1/29(a)	510,000	475,185
		500,244
Rhode Island — 0.5%
Providence Public Building Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 9/15/35	1,085,000	1,140,584
Rhode Island Health and Educational Building Corp., Revenue Bonds
Insured: AGM
3.750%, due 5/15/27	750,000	784,126
		1,924,710

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

South Carolina — 0.2%
City of Camden SC Combined Public Utility System Revenue, Revenue Bonds
Insured: AGM
2.000% , due 3/1/23	$600,000	$601,916

South Dakota — 1.8%
Baltic School District No 49-1, General Obligation Bonds
Insured: AGM
5.500%, due 12/1/51	1,555,000	1,783,980
City of Brandon SD Water Utility Revenue, Revenue Bonds
Insured: BAM
4.000%, due 8/1/35	1,845,000	1,898,101
4.250%, due 8/1/42	1,470,000	1,512,570
5.500%, due 8/1/47	1,000,000	1,160,729
		6,355,380
Tennessee — 0.2%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds
5.000% , due 10/1/27	550,000	567,650

Texas — 8.0%
Belmont Fresh Water Supply District No 1, General Obligation Bonds
Insured: BAM
4.000%, due 3/1/39	450,000	453,877
4.000%, due 3/1/40	695,000	700,428
4.000%, due 3/1/43	2,280,000	2,292,164
Central Texas Turnpike System, Revenue Bonds
Series A Insured: AGM
1.550%, due 8/15/22(b)	665,000	664,573
Series A Insured: AMBAC
2.940%, due 8/15/29(b)	1,000,000	814,100
Series A Insured: BHAC-CR AMBAC
2.450%, due 8/15/27(b)	105,000	92,860
City of Alvin TX Water & Sewer System Revenue, Revenue Bonds
Insured: AGM
5.000%, due 2/1/26	1,225,000	1,354,314
City of Arlington TX Special Tax Revenue, Special Tax
Series A Insured: AGM
5.000%, due 2/15/38	700,000	774,610
5.000%, due 2/15/48	2,000,000	2,149,126
City of Houston TX Combined Utility System Revenue, Revenue Bonds
Series A Insured: AGM
2.100%, due 12/1/25(b)	70,000	65,279
City of Houston TX Hotel Occupancy Tax & Special Revenue, Revenue Bonds
Insured: BAM
5.000%, due 9/1/24	545,000	579,677
Grand Parkway Transportation Corp., Revenue Bonds
Series C Insured: AGM
4.000%, due 10/1/49	140,000	140,957
Greater Greenspoint Redevelopment Authority, Tax Allocation
Insured: AGM
4.000%, due 9/1/34	325,000	345,853
Greater Texoma Utility Authority, Revenue Bonds
Insured: AGM
4.000%, due 10/1/47	2,845,000	2,878,861
Green Valley Special Utility District, Revenue Bonds
Insured: BAM
7.000%, due 9/15/26	515,000	605,831
Harris County-Houston Sports Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 11/15/25	220,000	234,137
Lazy Nine Municipal Utility District No 1B, General Obligation Bonds
Series 1B Insured: AGM
3.000%, due 9/1/22	180,000	180,209
Series 1B Insured: BAM
4.125%, due 3/1/39	605,000	621,514
4.375%, due 3/1/44	1,450,000	1,492,114
Love Field Airport Modernization Corp., Revenue Bonds
Insured: AGM
4.000%, due 11/1/39	2,500,000	2,508,322
Lower Colorado River Authority, Revenue Bonds
5.000%, due 5/15/31	1,230,000	1,282,373
Matagorda County Navigation District No 1, Revenue Bonds
Insured: AMBAC
4.400%, due 5/1/30	500,000	533,555
5.125%, due 11/1/28	805,000	909,394
Montgomery County Municipal Utility District No 95, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/41	2,000,000	2,120,836
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
Series A-1 Insured: AGM
5.000%, due 7/1/28	500,000	554,303
Series B-1 Insured: AGM
4.000%, due 7/1/30	155,000	163,401
Southwest Houston Redevelopment Authority, Revenue Bonds
Insured: AGM
4.000%, due 9/1/32	390,000	421,426
Texas Municipal Power Agency, Revenue Bonds
Insured: AGM
3.000%, due 9/1/35	2,345,000	2,225,318
Timber Lane Utility District, General Obligation Bonds
Insured: AGM
3.500%, due 8/1/25	330,000	344,081
Upper Trinity Regional Water District, Revenue Bonds
Insured: BAM
3.000%, due 8/1/46	1,500,000	1,293,422
		28,796,915
Utah — 0.3%
Utah Transit Authority, Revenue Bonds
Series A Insured: BHAC-CR MBIA
5.000%, due 6/15/35	215,000	258,177
Vineyard Redevelopment Agency, Tax Allocation
Insured: AGM
4.000%, due 5/1/34	115,000	123,908
4.000%, due 5/1/41	350,000	362,962
5.000%, due 5/1/27	315,000	355,821
		1,100,868

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Vermont — 0.8%
City of Burlington VT Electric System Revenue, Revenue Bonds
Series A Insured: BAM
5.000%, due 7/1/41	$1,585,000	$1,814,941
5.000%, due 7/1/42	1,000,000	1,142,685
		2,957,626
Virginia — 0.2%
Lynchburg Economic Development Authority, Revenue Bonds
4.000% , due 1/1/39	620,000	619,536

Washington — 0.4%
Chelan County Public Utility District No 1, Revenue Bonds
Series A Insured: NATL
1.930%, due 6/1/23(b)	100,000	98,410
2.140%, due 6/1/24(b)	100,000	96,162
Klickitat County Public Utility District No 1, Revenue Bonds
Series A Insured: AGM
4.000%, due 12/1/37	750,000	798,546
State of Washington, General Obligation Bonds
Series C Insured: AMBAC
1.730%, due 6/1/23(b)	200,000	197,145
Series E Insured: XLCA
1.840%, due 12/1/23(b)	100,000	97,585
		1,287,848
West Virginia — 0.2%
City of Fairmont WV Water Revenue, Revenue Bonds
Series A Insured: BAM
4.000%, due 7/1/29	150,000	165,380
Morgantown Utility Board, Inc., Revenue Bonds
Series A Insured: BAM
3.000%, due 12/1/23	290,000	295,029
4.000%, due 12/1/24	200,000	209,848
		670,257
Wisconsin — 1.5%
City of Racine WI Waterworks System Revenue, Revenue Bonds
Insured: AGM
5.000%, due 9/1/30	500,000	565,788
Insured: BAM
4.000%, due 9/1/26	300,000	322,965
Omro School District, General Obligation Bonds
Insured: BAM
3.000%, due 3/1/28	30,000	31,369
Public Finance Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 7/1/40	300,000	305,353
4.000%, due 7/1/45	800,000	805,348
Village of Mount Pleasant WI, Tax Allocation
Series A Insured: BAM
5.000%, due 4/1/48	1,135,000	1,231,678
Wisconsin Center District, Revenue Bonds
Series D Insured: AGM
4.850%, due 12/15/45(b)	5,635,000	2,142,097
		5,404,598
Wyoming — 0.5%
University of Wyoming, Revenue Bonds
Series C Insured: AGM
4.000% , due 6/1/42	1,700,000	1,732,448

Total Municipal Bonds
(Cost $357,736,069)		349,781,933

	Shares	Value
Short-Term Investment — 8.2%

Money Market Fund — 8.2%
Dreyfus Tax Exempt Cash Management - Institutional, 0.99%(d)
(Cost $29,532,040)	29,534,994	29,532,040

Total Investments — 105.8%
(Cost $387,268,109)		379,313,973
Other Assets and Liabilities, Net — (5.8)%		(20,954,158)
Net Assets — 100.0%		$358,359,815

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2022.
(b)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(c)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(d)	Reflects the 7-day yield at July 31, 2022.

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC-CR	- Berkshire Hathaway Assurance Corp. Custodial Receipts
FGIC	- Financial Guaranty Insurance Co.
LIBOR	- London InterBank Offered Rate
NATL	- National Public Finance Guarantee Corp.
SCH BD GTY	- School Bond Guaranty Program
ST INTERCEPT	- State Tax Intercept
XLCA	- XL Capital Assurance

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Municipal Bonds	$–	$349,781,933	$–	$349,781,933
Short-Term Investment:
Money Market Fund	29,532,040	–	–	29,532,040
Total Investments in Securities	$29,532,040	$349,781,933	$–	$379,313,973

(e)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended July 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.